UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7885

Name of Fund: Master Mid Cap Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Mid Cap Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments

Master Mid-Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held               Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.7%                  5,424               Alliant Techsystems, Inc. (b)                         $     387,545
                                            9,367               Precision Castparts Corp.                                   721,353
                                            1,481               Sequa Corp. Class A (b)                                      76,790
                                                                                                                      -------------
                                                                                                                          1,185,688
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.9%             11,848               CH Robinson Worldwide, Inc.                                 610,527
                                           15,107               Expeditors International Washington, Inc.                   808,980
                                                                                                                      -------------
                                                                                                                          1,419,507
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.3%                            13,400               Airtran Holdings, Inc. (b)                                  121,270
                                            3,724               Alaska Air Group, Inc. (b)                                  109,635
                                           13,750               JetBlue Airways Corp. (b)(c)                                261,800
                                                                                                                      -------------
                                                                                                                            492,705
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 1.0%                      9,945               ArvinMeritor, Inc.                                          153,849
                                            2,440               Bandag, Inc.                                                114,631
                                            8,105               BorgWarner, Inc.                                            394,551
                                           11,301               Gentex Corp.                                                360,502
                                            9,826               Lear Corp.                                                  435,881
                                            4,921               Modine Manufacturing Co.                                    144,333
                                                                                                                      -------------
                                                                                                                          1,603,747
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                          6,862               Thor Industries, Inc.                                       205,242
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.7%                           14,626               Constellation Brands, Inc. Class A (b)                      773,277
                                           15,607               PepsiAmericas, Inc.                                         353,655
                                                                                                                      -------------
                                                                                                                          1,126,932
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.6%                        8,005               Cephalon, Inc. (b)                                          374,874
                                            9,124               Charles River Laboratories International, Inc. (b)          429,193
                                            7,300               Invitrogen Corp. (b)                                        505,160
                                            4,500               Martek Biosciences Corp. (b)                                261,855
                                           44,352               Millennium Pharmaceuticals, Inc. (b)                        373,444
                                           15,588               Protein Design Labs, Inc. (b)                               249,252
                                            5,600               Techne Corp. (b)                                            225,008
                                           12,229               Vertex Pharmaceuticals, Inc. (b)                            114,463
                                                                                                                      -------------
                                                                                                                          2,533,249
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                    5,564               York International Corp.                                    217,998
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.5%                     10,967               AG Edwards, Inc.                                            491,322
                                           18,410               Eaton Vance Corp.                                           431,530
                                            9,626               Investors Financial Services Corp.                          470,808
                                            7,586               Jefferies Group, Inc. New Shares                            285,840
                                            8,588               LaBranche & Co., Inc. (b)                                    79,868
                                           15,236               Legg Mason, Inc.                                          1,190,541
                                            9,836               Raymond James Financial, Inc.                               298,031
                                           12,226               SEI Investments Co.                                         442,092
                                           11,926               Waddell & Reed Financial, Inc. Class A                      235,419
                                                                                                                      -------------
                                                                                                                          3,925,451
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.9%                           10,386               Airgas, Inc.                                                248,122
                                            6,281               Albemarle Corp.                                             228,377
                                            8,886               Cabot Corp.                                                 297,059
                                           16,443               Crompton Corp.                                              240,068
                                            5,964               Cytec Industries, Inc.                                      323,547
                                            5,262               FMC Corp. (b)                                               281,254
                                            6,081               Ferro Corp.                                                 114,444
                                            9,724               Lubrizol Corp.                                              395,183
                                           31,298               Lyondell Chemical Co.                                       873,840
                                            2,962               Minerals Technologies, Inc.                                 194,840
                                            9,648               Olin Corp.                                                  215,150
                                           16,924               RPM International, Inc.                                     309,371

Master Mid-Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held               Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            4,083               The Scotts Miracle-Gro Co. (b)                        $     286,749
                                            7,024               Sensient Technologies Corp.                                 151,437
                                            7,443               Valspar Corp.                                               346,397
                                                                                                                      -------------
                                                                                                                          4,505,838
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.8%                    18,726               Associated Banc-Corp                                        584,813
                                            7,781               Bank of Hawaii Corp.                                        352,168
                                            6,562               City National Corp.                                         458,159
                                           20,050               The Colonial BancGroup, Inc.                                411,426
                                           22,334               Commerce Bancorp, Inc.                                      725,185
                                            7,202               Cullen/Frost Bankers, Inc.                                  325,170
                                           12,029               FirstMerit Corp.                                            321,896
                                            7,383               Greater Bay Bancorp                                         180,219
                                           22,469               Hibernia Corp. Class A                                      719,233
                                           11,505               Mercantile Bankshares Corp.                                 585,144
                                            5,200               Silicon Valley Bancshares (b)                               229,112
                                           18,590               TCF Financial Corp.                                         504,719
                                            4,564               Westamerica Bancorporation                                  236,278
                                            9,783               Wilmington Trust Corp.                                      343,383
                                                                                                                      -------------
                                                                                                                          5,976,905
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services                        12,900               Adesa, Inc.                                                 301,344
& Supplies - 4.4%                           3,621               Banta Corp.                                                 154,979
                                            8,186               The Brink's Co.                                             283,236
                                           14,348               Career Education Corp. (b)                                  491,562
                                           12,845               ChoicePoint, Inc. (b)                                       515,213
                                           11,688               Copart, Inc. (b)                                            275,369
                                           12,788               Corinthian Colleges, Inc. (b)                               201,027
                                            9,524               DeVry, Inc. (b)                                             180,194
                                            7,314               Deluxe Corp.                                                291,536
                                            9,964               Dun & Bradstreet Corp. (b)                                  612,288
                                            9,766               Education Management Corp. (b)                              272,960
                                            7,643               HNI Corp.                                                   343,553
                                           10,067               Herman Miller, Inc.                                         303,218
                                            6,624               ITT Educational Services, Inc. (b)                          321,264
                                            4,281               Kelly Services, Inc. Class A                                123,250
                                            5,264               Korn/Ferry International (b)                                100,174
                                            7,164               Laureate Education, Inc. (b)                                306,548
                                           12,948               Manpower, Inc.                                              563,497
                                           20,369               Republic Services, Inc. Class A                             681,954
                                            7,507               Rollins, Inc.                                               139,621
                                            7,175               Sotheby's Holdings Class A (b)                              121,688
                                            6,505               Stericycle, Inc. (b)                                        287,521
                                                                                                                      -------------
                                                                                                                          6,871,996
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.5%            51,906               3Com Corp. (b)                                              184,785
                                           10,107               Adtran, Inc.                                                178,287
                                            6,883               Avocent Corp. (b)                                           176,618
                                            7,400               CommScope, Inc. (b)                                         110,704
                                            5,300               F5 Networks, Inc. (b)                                       267,597
                                           18,614               Harris Corp.                                                607,747
                                            6,943               Plantronics, Inc.                                           264,389
                                           13,807               Polycom, Inc. (b)                                           234,029
                                           13,443               Powerwave Technologies, Inc. (b)                            104,049
                                           15,188               Utstarcom, Inc. (b)(c)                                      166,309
                                                                                                                      -------------
                                                                                                                          2,294,514
-----------------------------------------------------------------------------------------------------------------------------------

Master Mid-Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held               Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 1.2%             10,324               Diebold, Inc.                                         $     566,271
                                            4,924               Imation Corp.                                               171,109
                                           17,663               McData Corp. (b)                                             66,589
                                           23,572               Sandisk Corp. (b)                                           655,302
                                           15,450               Storage Technology Corp. (b)                                475,860
                                                                                                                      -------------
                                                                                                                          1,935,131
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.5%           6,702               Dycom Industries, Inc. (b)                                  154,079
                                            5,681               Granite Construction, Inc.                                  149,240
                                            8,186               Jacobs Engineering Group, Inc. (b)                          425,017
                                           14,583               Quanta Services, Inc. (b)                                   111,268
                                                                                                                      -------------
                                                                                                                            839,604
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.2%               6,783               Martin Marietta Materials, Inc.                             379,305
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.5%                    21,631               AmeriCredit Corp. (b)                                       507,031
                                           12,600               MoneyGram International, Inc.                               238,014
                                                                                                                      -------------
                                                                                                                            745,045
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.5%               7,881               Longview Fibre Co.                                          147,848
                                           12,488               Packaging Corp. of America                                  303,333
                                           13,945               Sonoco Products Co.                                         402,313
                                                                                                                      -------------
                                                                                                                            853,494
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.4%       6,845               GATX Corp.                                                  227,186
                                           13,717               Leucadia National Corp.                                     471,179
                                                                                                                      -------------
                                                                                                                            698,365
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services -   37,639               Cincinnati Bell, Inc. (b)                                   159,966
0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 3.4%                  16,388               Alliant Energy Corp.                                        438,871
                                            4,524               Black Hills Corp.                                           149,609
                                           18,424               DPL, Inc.                                                   460,600
                                           10,829               Duquesne Light Holdings, Inc.                               194,056
                                           10,986               Great Plains Energy, Inc.                                   335,952
                                           11,726               Hawaiian Electric Industries                                299,247
                                            6,043               Idacorp, Inc.                                               171,440
                                            7,702               NSTAR                                                       418,219
                                           18,591               Northeast Utilities                                         358,249
                                           12,669               OGE Energy Corp.                                            341,430
                                            8,774               PNM Resources, Inc.                                         234,090
                                           27,158               Pepco Holdings, Inc.                                        570,046
                                           14,305               Puget Energy, Inc.                                          315,282
                                           16,988               Sierra Pacific Resources (b)(c)                             182,621
                                           12,448               Westar Energy, Inc.                                         269,375
                                           16,929               Wisconsin Energy Corp.                                      600,980
                                                                                                                      -------------
                                                                                                                          5,340,067
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.7%                 9,943               Ametek, Inc.                                                400,206
                                            8,605               Hubbell, Inc. Class B                                       439,715
                                            8,427               Thomas & Betts Corp. (b)                                    272,192
                                                                                                                      -------------
                                                                                                                          1,112,113
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment                       12,400               Amphenol Corp. Class A                                      459,296
& Instruments - 1.9%                       16,388               Arrow Electronics, Inc. (b)                                 415,436
                                           17,088               Avnet, Inc. (b)                                             314,761
                                           10,707               CDW Corp.                                                   606,873
                                           12,983               Kemet Corp. (b)                                             100,618
                                            9,686               National Instruments Corp.                                  262,006
                                            6,281               Newport Corp. (b)                                            91,012
                                            6,221               Plexus Corp. (b)                                             71,604

Master Mid-Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held               Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            8,045               Tech Data Corp. (b)                                   $     298,148
                                           23,710               Vishay Intertechnology, Inc. (b)                            294,715
                                                                                                                      -------------
                                                                                                                          2,914,469
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment                            7,924               Cooper Cameron Corp. (b)                                    453,332
& Services - 3.8%                          21,872               ENSCO International, Inc.                                   823,700
                                            9,788               FMC Technologies, Inc. (b)                                  324,766
                                           17,410               Grant Prideco, Inc. (b)                                     420,626
                                           10,083               Hanover Compressor Co. (b)                                  121,702
                                            6,886               Helmerich & Payne, Inc.                                     273,305
                                           24,312               Patterson-UTI Energy, Inc.                                  608,286
                                           18,367               Pride International, Inc. (b)                               456,236
                                           15,248               Smith International, Inc.                                   956,507
                                            8,726               Tidewater, Inc.                                             339,092
                                           19,407               Weatherford International Ltd. (b)                        1,124,442
                                                                                                                      -------------
                                                                                                                          5,901,994
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.9%            10,045               BJ's Wholesale Club, Inc. (b)                               311,998
                                            6,940               Ruddick Corp.                                               160,661
                                            9,264               Whole Foods Market, Inc.                                    946,132
                                                                                                                      -------------
                                                                                                                          1,418,791
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 2.0%                       21,523               Dean Foods Co. (b)                                          738,239
                                           15,229               Hormel Foods Corp.                                          473,774
                                            8,420               The J.M. Smucker Co.                                        423,526
                                            4,686               Lancaster Colony Corp.                                      199,389
                                           14,450               Smithfield Foods, Inc. (b)                                  455,898
                                            6,374               Tootsie Roll Industries, Inc.                               191,220
                                           43,925               Tyson Foods, Inc. Class A                                   732,669
                                                                                                                      -------------
                                                                                                                          3,214,715
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.4%                       11,143               AGL Resources, Inc.                                         389,225
                                            6,648               WGL Holdings, Inc.                                          205,822
                                                                                                                      -------------
                                                                                                                            595,047
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment                       8,983               Beckman Coulter, Inc.                                       596,920
& Supplies - 2.8%                          16,369               Cytyc Corp. (b)                                             376,651
                                           11,005               Dentsply International, Inc.                                598,782
                                            8,645               Edwards Lifesciences Corp. (b)                              373,637
                                            7,200               Gen-Probe, Inc. (b)                                         320,832
                                            8,505               Hillenbrand Industries, Inc.                                471,772
                                            5,200               Inamed Corp. (b)                                            363,376
                                            9,869               Steris Corp. (b)                                            249,192
                                            5,121               Varian, Inc. (b)                                            194,035
                                           19,228               Varian Medical Systems, Inc. (b)                            659,136
                                            7,162               Visx, Inc. (b)                                              167,877
                                                                                                                      -------------
                                                                                                                          4,372,210
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers                       6,967               Apria Healthcare Group, Inc. (b)                            223,641
& Services - 4.9%                           9,731               Community Health Systems, Inc. (b)                          339,709
                                            9,043               Covance, Inc. (b)                                           430,537
                                           15,251               Coventry Health Care, Inc. (b)                            1,039,203
                                           15,888               Health Net, Inc. (b)                                        519,696
                                           12,128               Henry Schein, Inc. (b)                                      434,668
                                            5,083               LifePoint Hospitals, Inc. (b)                               222,839
                                           14,488               Lincare Holdings, Inc. (b)                                  640,804
                                           14,950               Omnicare, Inc.                                              529,977
                                           12,486               Pacificare Health Systems (b)                               710,703
                                           19,272               Patterson Cos., Inc. (b)                                    962,636
                                            9,812               Renal Care Group, Inc. (b)                                  372,267

Master Mid-Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held               Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           11,245               Triad Hospitals, Inc. (b)                             $     563,375
                                            8,402               Universal Health Services, Inc. Class B                     440,265
                                           11,200               VCA Antech, Inc. (b)                                        226,576
                                                                                                                      -------------
                                                                                                                          7,656,896
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants                        11,776               Applebees International, Inc.                               324,547
& Leisure - 3.2%                            5,105               Bob Evans Farms, Inc.                                       119,712
                                            9,545               Boyd Gaming Corp.                                           497,772
                                           12,307               Brinker International, Inc. (b)                             445,760
                                            6,645               CBRL Group, Inc.                                            274,439
                                           44,527               Caesars Entertainment, Inc. (b)                             881,189
                                           10,657               The Cheesecake Factory (b)                                  377,791
                                           16,090               GTECH Holdings Corp.                                        378,598
                                            6,464               International Speedway Corp. Class A                        350,672
                                            9,605               Krispy Kreme Doughnuts, Inc. (b)(c)                          73,286
                                            9,805               Mandalay Resort Group                                       691,154
                                            9,924               Outback Steakhouse, Inc.                                    454,420
                                            9,343               Ruby Tuesday, Inc.                                          226,941
                                                                                                                      -------------
                                                                                                                          5,096,281
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 3.9%                  10,007               American Greetings Class A                                  254,978
                                            5,324               Blyth, Inc.                                                 169,516
                                           41,477               DR Horton, Inc.                                           1,212,797
                                            7,726               Furniture Brands International, Inc.                        168,504
                                            9,345               Harman International Industries, Inc.                       826,659
                                            6,983               Hovnanian Enterprises, Inc. Class A (b)                     356,133
                                           20,612               Lennar Corp. Class A                                      1,168,288
                                            8,605               Mohawk Industries, Inc. (b)                                 725,401
                                            6,842               Ryland Group, Inc.                                          424,341
                                            8,926               Toll Brothers, Inc. (b)                                     703,815
                                            8,120               Tupperware Corp.                                            165,323
                                                                                                                      -------------
                                                                                                                          6,175,755
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.6%                   9,143               Church & Dwight Co, Inc.                                    324,302
                                           10,245               Energizer Holdings, Inc. (b)                                612,651
                                                                                                                      -------------
                                                                                                                            936,953
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.7%                         12,424               Acxiom Corp.                                                260,034
                                            9,581               Alliance Data Systems Corp. (b)                             387,072
                                           16,991               The BISYS Group, Inc. (b)                                   266,419
                                            7,383               CSG Systems International (b)                               120,269
                                           21,150               Ceridian Corp. (b)                                          360,608
                                            8,924               Certegy, Inc.                                               308,949
                                           12,126               Checkfree Corp. (b)                                         494,256
                                           19,191               Cognizant Technology Solutions Corp. (b)                    886,624
                                           11,007               DST Systems, Inc. (b)                                       508,303
                                            1,227               Gartner, Inc. Class A (b)                                    11,742
                                           11,500               Gartner, Inc. Class B (b)                                   107,525
                                            8,462               Keane, Inc. (b)                                             110,260
                                           14,588               MPS Group, Inc. (b)                                         153,320
                                           11,625               Titan Corp. (b)                                             211,110
                                                                                                                      -------------
                                                                                                                          4,186,491
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.4%             4,521               Carlisle Cos., Inc.                                         315,430
                                            5,802               Teleflex, Inc.                                              296,946
                                                                                                                      -------------
                                                                                                                            612,376
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.1%                            7,705               Allmerica Financial Corp. (b)                               276,995
                                            5,343               AmerUs Group Co.                                            252,457
                                            8,683               American Financial Group, Inc.                              267,436

Master Mid-Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held               Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           12,686               Arthur J Gallagher & Co.                              $     365,357
                                            9,005               Brown & Brown, Inc.                                         415,040
                                            7,805               Everest Re Group Ltd.                                       664,284
                                           25,202               Fidelity National Financial, Inc.                           830,154
                                           11,929               First American Corp.                                        392,941
                                            9,883               HCC Insurance Holdings, Inc.                                357,369
                                            6,600               Horace Mann Educators Corp.                                 117,084
                                            9,062               Ohio Casualty Corp. (b)                                     208,245
                                           26,341               Old Republic International Corp.                            613,482
                                            9,845               Protective Life Corp.                                       386,908
                                            4,081               Stancorp Financial Group, Inc.                              345,987
                                            8,464               Unitrin, Inc.                                               384,266
                                           11,424               WR Berkley Corp.                                            566,630
                                                                                                                      -------------
                                                                                                                          6,444,635
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.1%         8,100               Retek, Inc. (b)                                              90,882
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%        10,310               Callaway Golf Co.                                           131,968
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 2.3%                           12,605               AGCO Corp. (b)                                              230,041
                                            7,891               Crane Co.                                                   227,182
                                           11,305               Donaldson Co., Inc.                                         364,925
                                            7,000               Federal Signal Corp.                                        106,190
                                            7,964               Flowserve Corp. (b)                                         206,029
                                            9,983               Graco, Inc.                                                 402,914
                                            5,962               Harsco Corp.                                                355,395
                                            5,400               Kennametal, Inc.                                            256,446
                                            5,024               Nordson Corp.                                               184,984
                                           14,629               Pentair, Inc.                                               570,531
                                           10,905               SPX Corp.                                                   471,968
                                            2,902               Tecumseh Products Co. Class A                               114,948
                                            6,202               Trinity Industries, Inc.                                    174,710
                                                                                                                      -------------
                                                                                                                          3,666,263
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                               6,321               Alexander & Baldwin, Inc.                                   260,425
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.3%                               15,726               Belo Corp. Class A                                          379,626
                                            6,843               Catalina Marketing Corp.                                    177,234
                                            7,426               Emmis Communications Corp. Class A (b)                      142,728
                                            6,645               Entercom Communications Corp. (b)                           236,030
                                           10,617               Harte-Hanks, Inc.                                           292,604
                                            6,462               Lee Enterprises, Inc.                                       280,451
                                            3,481               Media General, Inc. Class A                                 215,300
                                           13,755               The Reader's Digest Association, Inc. Class A               238,099
                                            5,705               Scholastic Corp. (b)                                        210,457
                                            7,267               Valassis Communications, Inc. (b)                           254,054
                                              991               Washington Post Class B                                     885,954
                                           12,807               Westwood One, Inc. (b)                                      260,622
                                                                                                                      -------------
                                                                                                                          3,573,159
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.0%                      9,105               Arch Coal, Inc.                                             391,606
                                           16,772               Peabody Energy Corp.                                        777,550
                                            6,500               Steel Dynamics, Inc.                                        223,925
                                           11,527               Worthington Industries                                      222,241
                                                                                                                      -------------
                                                                                                                          1,615,322
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated              31,435               Aquila, Inc. (b)                                            120,396
Power - 2.8%                               21,131               Energy East Corp.                                           554,055
                                            8,845               Equitable Resources, Inc.                                   508,057
                                           16,669               MDU Resources Group, Inc.                                   460,398
                                           11,183               National Fuel Gas Co.                                       319,722

Master Mid-Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held               Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           14,707               Oneok, Inc.                                           $     453,270
                                           12,305               Questar Corp.                                               729,071
                                           15,891               SCANA Corp.                                                 607,354
                                           10,926               Vectren Corp.                                               291,069
                                            5,543               WPS Resources Corp.                                         293,336
                                                                                                                      -------------
                                                                                                                          4,336,728
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.0%                     8,876               99 Cents Only Stores (b)                                    116,897
                                           15,838               Dollar Tree Stores, Inc. (b)                                455,026
                                            6,924               Neiman-Marcus Group, Inc. Class A                           633,615
                                           19,296               Saks, Inc.                                                  348,293
                                                                                                                      -------------
                                                                                                                          1,553,831
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.3%                  10,146               Zebra Technologies Corp. Class A (b)                        481,834
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 3.3%                            7,907               Forest Oil Corp. (b)                                        320,233
                                           12,626               Murphy Oil Corp.                                          1,246,565
                                            8,945               Newfield Exploration Co.                                    664,256
                                            8,545               Noble Energy, Inc.                                          581,231
                                            5,024               Overseas Shipholding Group                                  316,060
                                           20,929               Pioneer Natural Resources Co. (b)                           894,087
                                           11,154               Plains Exploration & Production Co. (b)                     389,275
                                            8,764               Pogo Producing Co.                                          431,539
                                            9,367               Western Gas Resources, Inc.                                 322,693
                                                                                                                      -------------
                                                                                                                          5,165,939
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.4%              8,005               Bowater, Inc.                                               301,548
                                            6,300               Glatfelter                                                   92,925
                                            4,202               Potlatch Corp.                                              197,788
                                                                                                                      -------------
                                                                                                                            592,261
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.8%                     13,223               Barr Pharmaceuticals, Inc. (b)                              645,679
                                           31,948               IVAX Corp. (b)                                              631,612
                                            4,483               Par Pharmaceutical Cos., Inc. (b)                           149,912
                                            9,883               Perrigo Co.                                                 189,259
                                           14,945               Sepracor, Inc. (b)                                          857,992
                                           13,148               Valeant Pharmaceuticals International                       296,093
                                                                                                                      -------------
                                                                                                                          2,770,547
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 2.6%                         12,086               AMB Property Corp.                                          456,851
                                           15,600               Developers Diversified Realty Corp.                         620,100
                                            7,764               Highwoods Properties, Inc.                                  208,230
                                            9,405               Hospitality Properties Trust                                379,774
                                           11,948               Liberty Property Trust                                      466,569
                                            8,205               Mack-Cali Realty Corp.                                      347,482
                                           14,905               New Plan Excel Realty Trust                                 374,265
                                            7,419               Rayonier, Inc.                                              367,463
                                           19,850               United Dominion Realty Trust, Inc.                          414,270
                                           12,300               Weingarten Realty Investors                                 424,473
                                                                                                                      -------------
                                                                                                                          4,059,477
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.0%                          7,145               CNF, Inc.                                                   334,315
                                            9,948               JB Hunt Transport Services, Inc.                            435,424
                                            9,148               Swift Transportation Co., Inc. (b)                          202,537
                                            9,458               Werner Enterprises, Inc.                                    183,769
                                            7,056               Yellow Roadway Corp. (b)                                    413,058
                                                                                                                      -------------
                                                                                                                          1,569,103
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor             67,670               Atmel Corp. (b)                                             199,627
Equipment - 2.9%                            3,183               Cabot Microelectronics Corp. (b)                             99,883
                                           13,869               Credence Systems Corp. (b)                                  109,704
                                           10,568               Cree, Inc. (b)(c)                                           229,854

Master Mid-Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held               Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           18,612               Cypress Semiconductor Corp. (b)                       $     234,511
                                           16,807               Fairchild Semiconductor International, Inc. (b)             257,651
                                            9,924               Integrated Circuit Systems, Inc. (b)                        189,747
                                           14,829               Integrated Device Technology, Inc. (b)                      178,393
                                            9,824               International Rectifier Corp. (b)                           446,992
                                           21,829               Intersil Corp. Class A                                      378,078
                                            7,043               LTX Corp. (b)                                                31,271
                                           20,229               Lam Research Corp. (b)                                      583,809
                                           16,823               Lattice Semiconductor Corp. (b)                              90,339
                                           11,867               Micrel, Inc. (b)                                            109,414
                                           29,996               Microchip Technology, Inc.                                  780,196
                                           27,096               RF Micro Devices, Inc. (b)(c)                               141,441
                                           10,607               Semtech Corp. (b)                                           189,547
                                            6,664               Silicon Laboratories, Inc. (b)                              197,987
                                           20,245               Triquint Semiconductor, Inc. (b)                             68,428
                                                                                                                      -------------
                                                                                                                          4,516,872
-----------------------------------------------------------------------------------------------------------------------------------
Software - 2.7%                            27,316               Activision, Inc. (b)                                        404,277
                                            4,300               Advent Software, Inc. (b)                                    78,174
                                            8,465               Ascential Software Corp. (b)                                156,856
                                           38,979               Cadence Design Systems, Inc. (b)                            582,736
                                            9,936               Fair Isaac Corp.                                            342,196
                                           11,967               Jack Henry & Associates, Inc.                               215,286
                                           10,245               Macromedia, Inc. (b)                                        343,208
                                            7,102               Macrovision Corp. (b)                                       161,855
                                           23,212               McAfee, Inc. (b)                                            523,663
                                           10,843               Mentor Graphics Corp. (b)                                   148,549
                                            9,426               RSA Security, Inc. (b)                                      149,402
                                            8,648               The Reynolds & Reynolds Co. Class A                         234,015
                                           13,764               Sybase, Inc. (b)                                            254,083
                                           21,319               Synopsys, Inc. (b)                                          385,874
                                            5,321               Transaction Systems Architects, Inc. Class A (b)            123,181
                                           11,683               Wind River Systems, Inc. (b)                                176,180
                                                                                                                      -------------
                                                                                                                          4,279,535
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 6.2%                    12,448               Abercrombie & Fitch Co. Class A                             712,524
                                           10,300               Advance Auto Parts (b)                                      519,635
                                            7,700               Aeropostale, Inc. (b)                                       252,175
                                           19,090               American Eagle Outfitters                                   564,110
                                           10,195               AnnTaylor Stores Corp. (b)                                  260,890
                                            9,226               Barnes & Noble, Inc. (b)                                    318,205
                                           10,883               Borders Group, Inc.                                         289,705
                                           15,086               Carmax, Inc. (b)                                            475,209
                                           25,434               Chico's FAS, Inc. (b)                                       718,765
                                           14,026               Claire's Stores, Inc.                                       323,159
                                           22,600               Foot Locker, Inc.                                           662,180
                                           19,528               Michaels Stores, Inc.                                       708,866
                                            7,524               O'Reilly Automotive, Inc. (b)                               372,664
                                           10,748               Pacific Sunwear of California (b)                           300,729
                                            9,445               Payless Shoesource, Inc. (b)                                149,137
                                           21,091               PETsMART, Inc.                                              606,366
                                           12,467               Pier 1 Imports, Inc.                                        227,273
                                            6,262               Regis Corp.                                                 256,304
                                           10,157               Rent-A-Center, Inc. (b)                                     277,388
                                           21,231               Ross Stores, Inc.                                           618,671


Master Mid-Cap Index Series
Schedule of Investments as of March 31, 2005

                                           Shares
Industry*                                    Held               Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            9,400               Urban Outfitters, Inc. (b)                            $     450,918
                                           16,869               Williams-Sonoma, Inc. (b)                                   619,936
                                                                                                                      -------------
                                                                                                                          9,684,809
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.2%     4,543               Timberland Co. Class A (b)                                  322,235
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 2.2%          15,029               Astoria Financial Corp.                                     380,234
                                           11,445               Independence Community Bank Corp.                           446,355
                                            8,626               IndyMac Bancorp, Inc.                                       293,284
                                           35,263               New York Community Bancorp, Inc.                            640,376
                                           13,029               The PMI Group, Inc.                                         495,232
                                           12,386               Radian Group, Inc.                                          591,308
                                           12,413               Washington Federal, Inc.                                    289,347
                                            7,364               Webster Financial Corp.                                     334,399
                                                                                                                      -------------
                                                                                                                          3,470,535
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                              3,802               Universal Corp.                                             174,018
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors -          9,926               Fastenal Co.                                                549,007
0.5%                                       10,324               United Rentals, Inc. (b)                                    208,648
                                                                                                                      -------------
                                                                                                                            757,655
-----------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.2%                     13,301               Aqua America, Inc.                                          323,879
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                  7,883               Telephone & Data Systems, Inc.                              643,253
Services - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments in Common Stocks
                                                                (Cost - $116,504,813) - 94.2%                           147,990,005
-----------------------------------------------------------------------------------------------------------------------------------

                                       Beneficial
                                         Interest               Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                      $ 8,696,127               Merrill Lynch Liquidity Series,
                                                                LLC Cash Sweep Series I (a)                               8,696,127
                                          950,350               Merrill Lynch Liquidity Series,
                                                                LLC Money Market Series (a)(d)                              950,350
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments in Short-Term Securities                9,646,477
                                                                (Cost - $9,646,477) - 6.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments (Cost - $126,151,290**) - 100.3%      157,636,482

                                                                Liabilities in Excess of Other Assets - (0.3%)             (405,658)
                                                                                                                      -------------
                                                                Net Assets - 100.0%                                   $ 157,230,824
                                                                                                                      =============

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 127,299,889
                                                                  =============
      Gross unrealized appreciation                               $  33,968,491
      Gross unrealized depreciation                                  (3,631,898)
                                                                  -------------
      Net unrealized appreciation                                  $ 30,336,593
                                                                  =============

Master Mid-Cap Index Series
Schedule of Investments as of March 31, 2005

(a) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                                       Interest
      Affiliate                                       Net Activity      Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
         Cash Sweep Series I                          $ (3,197,267)   $   66,906
      Merrill Lynch Liquidity Series, LLC
         Money Market Series                          $   (474,400)   $    1,423
      --------------------------------------------------------------------------

(b)   Non-income producing security.
(c)   Security, or a portion of security, is on loan.
(d)   Security was purchased with the cash proceeds from securities loans.

      Financial futures contracts purchased as of March 31, 2005 were as follows:

      --------------------------------------------------------------------------
      Number of                           Expiration                 Unrealized
      Contracts          Issue               Date       Face Value  Depreciation
      --------------------------------------------------------------------------
         27      S&P 400 MidCap Index     June 2005     $9,087,322  $  (155,722)
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Mid Cap Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Mid Cap Index Series of Quantitative Master Series Trust

Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Mid Cap Index Series of Quantitative Master Series Trust

Date: May 23, 2005

By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Master Mid Cap Index Series of Quantitative Master Series Trust

Date: May 23, 2005